SCHEDULE OF BUSINESS ACQUISITION ASSETS ACQUIRED, AND LIABILITIES ASSUMED (Details) - USD ($)	Jan. 13, 2022	Jun. 09, 2021
Business Acquisition [Line Items]
Bargain purchase gain		$ (12,000)
Taoping New Media Co., Ltd [Member]
Business Acquisition [Line Items]
Cash		7,644
Accounts receivable, net		1,252,601
Advances to suppliers		75,971
Other receivables and other current assets, net		2,345,332
Long-term investments		1,386,191
Property and equipment		1,550,113
Right of use assets		74,812
Accounts payable		(339,198)
Advances from customers		(10,943)
Accrued payroll and benefits		(32,840)
Amount due to related parties		(619,571)
Other payables and accrued expenses		(87,373)
Lease liabilities		(153,938)
Total net assets acquired		5,448,801
Bargain purchase gain		(12,345)
Total purchase price	$ 267,392	$ 5,436,456